Financial Instruments - Additional Information (Detail) $ / shares in Units, R$ in Millions, $ in Millions			9 Months Ended	12 Months Ended
	Nov. 14, 2018 MXN ($)	Dec. 06, 2016 MXN ($) $ / shares	Sep. 30, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 BRL (R$)	Sep. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Annual rate			9.09%			8.63%
Promissory notes [member] | Vonpar [member]
Disclosure of detailed information about financial instruments [line items]
Remaining unpaid balance			$ 4,319.0	$ 4,652.0	R$ 916
Liabilities paid	$ 393.0
Annual rate		0.375%
Maturity period		three-year
Estimated fair value of derivative		$ 343.0	0.0	14.0
Promissory notes [member] | Vonpar [member] | Series L share [member]
Disclosure of detailed information about financial instruments [line items]
Strike price per share | $ / shares		$ 178.5
Options to purchase foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Premium paid for outstanding call options			$ 9.0	$ 43.0